Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Significant related party transactions
	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Activity related to online gaming business:
Sales agent fees paid to companies under common control by Shanda	(31,050)	(49,543)	(41,889)
Promotion service fees paid to companies under common control by Shanda	(7,260)	(3,914)	(2,770)
Technical service fees paid to companies under common control by Shanda	(4,492)	(20,308)	(19,757)
Online game licensing fees received from companies under common control by Shanda	2,086	1,538	416
Platform service fees and sales agent fees received from companies under common control by Shanda	46,621	57,101	34,697
Corporate general administrative expenses (2012: reversal) allocated from Shanda	(7,008)	3,467	—
Rental fee paid to companies under common control by Shanda	(21,193)	(18,511)	(34,434)
Consulting service fees paid to companies under common control by Shanda	—	(9,434)	(20,365)
Interest on loans to or from Shanda or companies under its common control:
Interest expense for loans from Shanda and companies under common control by Shanda	(12,150)	(26,787)	(28,766)
Interest income from loans to Shanda and companies under common control by Shanda	32,490	83,711	48,588

Outstanding balances due from and due to related parties
	December 31, 2012	December 31, 2013
	RMB	RMB
Amounts due from related parties:
Accounts receivable from companies under common control by Shanda	89,127	38,138
Other receivables from Shanda*	1,035,432	236
Other receivables from companies under common control by Shanda	1,865,946	70,962

Amounts due to related parties:
Accounts payable to companies under common control by Shanda	40,087	20,704
Deferred acquisition consideration payable to Shanda (Note 4)	—	867,464
Other payables to companies under common control by Shanda	990,404	2,827

*Change principally represents settlement via non-cash exchange in satisfaction of a portion of the total consideration due for the acquisition of certain businesses from Shanda Online (Note 4).